Contract revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract revenue	Contract revenue
Fee and other revenue in the Securities Services, Market and Wealth Services and Investment and Wealth Management business segments is primarily variable, based on levels of assets under custody and/or administration (“AUC/A”), AUM and the level of client-driven transactions, as specified in fee schedules.

Investment services fees are based primarily on the market value of AUC/A; client accounts, balances and the volume of transactions; securities lending volume and spreads; and fees for other services. Certain fees based on the market value of assets are calculated in arrears on a monthly or quarterly basis. Investment services fees also include transaction-based fees, which are driven by customer actions and are delivered at a point-in-time. These transaction-based fees are generally recognized on trade date. Other contractual investment services fees are driven by the amount of AUC/A or the number of accounts or securities positions and are billed on a monthly or quarterly basis.

Substantially all services within the Securities Services and Market and Wealth Services business segments are provided over time. Revenue on these services is recognized using the time elapsed method, equal to the expected invoice amount, which typically represents the value provided to the customer for our performance completed to date.

Investment management fees are dependent on the overall level and mix of AUM. The management fees, expressed in basis points, are charged for managing those assets. Management fees are typically subject to fee schedules based on the overall level of assets managed and products in which those assets are invested.

Investment management fee revenue also includes transactional- and account-based fees. These fees, along with distribution and servicing fees, are recognized when the services have been completed. Clients are generally billed for services performed on a monthly or quarterly basis.
Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. Performance fees are recognized at the end of the measurement period when they are determinable.
See Note 24 for additional information on our principal business segments, Securities Services, Market and Wealth Services and Investment and Wealth Management, and the primary services provided.

Disaggregation of contract revenue

Contract revenue is included in fee and other revenue on the consolidated income statement. The following tables present fee and other revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2023					2022
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,959	$3,805	$99	$(63)	$8,800	$4,890	$3,564	$99	$(65)	$8,488
Investment management and performance fees	—	18	3,057	(12)	3,063	—	23	3,290	(14)	3,299
Financing-related fees	37	14	1	—	52	30	23	1	1	55
Distribution and servicing fees	6	(98)	241	—	149	4	(66)	192	—	130
Investment and other revenue	236	207	(323)	1	121	215	143	(245)	1	114
Total fee and other revenue – contract revenue	5,238	3,946	3,075	(74)	12,185	5,139	3,687	3,337	(77)	12,086
Fee and other revenue – not in scope of ASC 606 (a)(b)	817	198	(98)	53	970	865	185	(15)	(235)	800
Total fee and other revenue	$6,055	$4,144	$2,977	$(21)	$13,155	$6,004	$3,872	$3,322	$(312)	$12,886
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income (loss) attributable to noncontrolling interests related to consolidated investment management funds of $2 million in 2023 and $(13) million in 2022.

Disaggregation of contract revenue by business segment	Year ended Dec. 31, 2021
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,919	$3,284	$100	$(70)	$8,233
Investment management and performance fees	—	18	3,553	(19)	3,552
Financing-related fees	19	48	—	1	68
Distribution and servicing fees	5	(5)	113	(1)	112
Investment and other revenue	132	4	(35)	—	101
Total fee other revenue – contract revenue	5,075	3,349	3,731	(89)	12,066
Fee and other revenue – not in scope of ASC 606 (a)(b)	743	234	118	140	1,235
Total fee and other revenue	$5,818	$3,583	$3,849	$51	$13,301
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $12 million in 2021.
Contract balances

Our clients are billed based on fee schedules that are agreed upon in each customer contract. Receivables from customers were $2.6 billion at Dec. 31, 2023 and Dec. 31, 2022.

Contract assets represent accrued revenues that have not yet been billed to the customers due to certain contractual terms other than the passage of time and were $27 million at Dec. 31, 2023 and $48 million at Dec. 31, 2022. Accrued revenues recorded as contract assets are usually billed on an annual basis.

Both receivables from customers and contract assets are included in other assets on the consolidated balance sheet.

Contract liabilities represent payments received in advance of providing services under certain contracts and were $172 million at Dec. 31, 2023 and $164 million at Dec. 31, 2022. Contract liabilities are included in other liabilities on the consolidated balance sheet. Revenue recognized in 2023 relating to contract liabilities as of Dec. 31, 2022 was $114 million.

Changes in contract assets and liabilities primarily relate to either party’s performance under the contracts.

Contract costs

Incremental costs for obtaining contracts that are deemed recoverable are capitalized as contract costs. Such costs result from the payment of sales incentives, primarily in the Wealth Management business, and totaled $46 million at Dec. 31, 2023 and $58 million at Dec. 31, 2022. Capitalized sales incentives are amortized based on the transfer of goods or services to which the assets relate. The amortization of capitalized sales incentives, which is primarily included in staff expense on the consolidated income statement, totaled $16 million in 2023, $19 million in 2022 and $20 million in 2021.

Costs to fulfill a contract are capitalized when they relate directly to an existing contract or a specific anticipated contract, generate or enhance resources that will be used to fulfill performance obligations, and are recoverable. Such costs generally represent set-up costs, which include any direct cost incurred at the inception of a contract which enables the fulfillment of the performance obligation, and totaled $90 million at Dec. 31, 2023 and $77 million at Dec. 31, 2022. These capitalized costs are amortized on a straight-line basis over the expected contract period.

Unsatisfied performance obligations

We do not have any unsatisfied performance obligations other than those that are subject to a practical expedient election under ASC 606, Revenue From Contracts With Customers. The practical expedient election applies to (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.